UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 6/30/2007

Item 1 – Schedule of Investments

Portfolio of Investments

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Global Opportunities Bond Fund

	RATE	MATURITY DATE	PAR†		VALUE
Long-Term Securities—97.1%

U.S. Government and Agency Obligations—21.2%

Fixed Rate Securities—21.2%
United States Treasury Bonds	6.500%	11/15/26	$2,935		$3,390
United States Treasury Bonds	5.250%	2/15/29	3,820		3,846
United States Treasury Bonds	5.375%	2/15/31	14,885		15,285

Total U.S. Government and Agency Obligations (Cost—$23,582)					22,521
Foreign Government Obligations—72.3%
Bank Negara Monetary Note	3.067%	5/22/08	1,080	MYR	312
Canadian Government Bond	6.000%	6/1/11	5,375	CAD	5,320
Federal Republic of Germany	4.000%	7/4/09	2,570	EUR	3,450
Federal Republic of Germany	4.500%	7/4/09	3,115	EUR	4,220
Federal Republic of Germany	5.250%	7/4/10	2,860	EUR	3,951
Federative Republic of Brazil	12.500%	1/5/16	7,735	BRL	4,872
Government of Indonesia	11.000%	11/15/20	17,805,000	IDR	2,202
Government of Indonesia	10.000%	9/15/24	9,140,000	IDR	1,039
Government of Malaysia	3.756%	4/28/11	2,350	MYR	691
Government of Malaysia	3.718%	6/15/12	13,655	MYR	4,017
Government of Poland	5.750%	6/24/08	20,400	PLN	7,380
Government of Singapore	1.500%	4/1/08	7,225	SGD	4,693
Government of Singapore	4.375%	1/15/09	3,985	SGD	2,681
Government of Sweden	6.500%	5/5/08	27,125	SEK	4,049
Mexican Bonos	8.000%	12/19/13	50,550	MXN	4,762
New South Wales Treasury Corp.	6.000%	5/1/12	4,610	AUD	3,789
New South Wales Treasury Corp.	5.500%	3/1/17	4,445	AUD	3,468
Queensland Treasury Corp.	6.000%	10/14/15	4,885	AUD	3,990
Republic of South Africa	13.000%	8/31/10	31,460	ZAR	4,934
United Kingdom Treasury Bond	4.750%	9/7/15	1,920	GBP	3,652
United Kingdom Treasury Bond	4.000%	9/7/16	1,820	GBP	3,271

Total Foreign Government Obligations (Cost—$74,729)					76,743
Yankee BondsA—1.9%
Diversified Financial Services—1.9%
Svensk Exportkredit AB	4.625%	2/17/09	2,610		1,996

Total Yankee Bonds (Cost—$1,996)					1,996
Corporate Bonds and Notes—1.7%
Diversified Financial Services—1.7%
General Electric Capital Corp.	7.625%	12/10/14	2,440	NZD	1,838

Total Corporate Bonds and Notes (Cost—$1,803)					1,838
Total Long-Term Securities (Cost—$102,110)					103,098

	RATE	MATURITY DATE	PAR	VALUE
Short-Term Securities—4.6%
Repurchase Agreements—4.6%
Bank of America 5.22%, dated 6/29/07, to be repurchased at $2,456 on 7/2/07 (Collateral: $2,550 Fannie Mae Discount note, 0%, due 10/26/07, value $2,504)
			$2,456	$2,456
Goldman Sachs & Co. 5.23%, dated 6/29/07, to be repurchased at $2,456 on 7/2/07 (Collateral: $2,752 Fannie Mae mortgage-backed securities, 4.500%, due 8/1/35, value $2,511)
			2,455	2,455

Total Short-Term Securities (Cost—$4,911)				4,911
Total Investments—101.7% (Cost—$107,021)B				108,009
Other Assets Less Liabilities—(1.7)%				(1,823)

Net Assets—100.0%				$106,186
Net Asset Value Per Share Institutional Class				9.88
A	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. As June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,226
Gross unrealized depreciation	(1,238)

Net unrealized appreciation/ (depreciation)	$988

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Quarterly Report to Shareholders    1

Portfolio of Investments

Batterymarch U.S. Small Capitalization Equity Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares	Value

Common Stocks and Equity Interests — 100.3%

Consumer Discretionary — 16.3%

Auto Components — 0.4%
American Axle and Manufacturing Holdings Inc.	74	$2,195

Distributors — N.M.
Audiovox Corp.	10	130	A

Diversified Consumer Services — 0.8%
DeVry Inc.	64	2,177
Sotheby's	42	1,910

		4,087

Hotels, Restaurants and Leisure — 2.6%
Bluegreen Corp.	247	2,887	A
CEC Entertainment Inc.	22	788	A
CKE Restaurants Inc.	45	907
Jack in the Box Inc.	40	2,804	A
Monarch Casino and Resort Inc.	78	2,091	A
Ruby Tuesday Inc.	26	682
Texas Roadhouse Inc.	90	1,146	A
WMS Industries Inc.	80	2,313	A

		13,618

Household Durables — 0.8%
CSS Industries Inc.	27	1,049
Helen of Troy Ltd.	23	613	A
Tempur-Pedic International Inc.	100	2,598

		4,260

Internet and Catalog Retail — 0.8%
Priceline.com Inc.	60	4,145	A

Leisure Equipment and Products — N.M.
K2 Inc.	2	32	A

Media — 0.3%
Mediacom Communications Corp.	66	638	A
Scholastic Corp.	25	913	A

		1,551

Multiline Retail — 0.7%
Big Lots Inc.	115	3,372	A

Specialty Retail — 4.3%
Aaron Rents Inc.	132	3,857
Asbury Automotive Group Inc.	45	1,133
Books-A-Million Inc.	44	746
Charming Shoppes Inc.	208	2,255	A
Payless Shoesource Inc.	163	5,145	A
Rent-A-Center Inc.	79	2,075	A
The Cato Corp.	82	1,790

	Shares	Value

Common Stocks and Equity Interests — Continued

Consumer Discretionary — Continued

Specialty Retail — Continued
The Men’s Wearhouse Inc.	101	$5,163

		22,164

Textiles, Apparel and Luxury Goods — 5.6%
Fossil Inc.	72	2,111	A
Maidenform Brands Inc.	171	3,391	A
Oxford Industries Inc.	65	2,869
Perry Ellis International Inc.	86	2,770	A
Phillips-Van Heusen Corp.	113	6,863
Skechers U.S.A. Inc.	99	2,877	A
Steven Madden Ltd.	118	3,880	A
The Warnaco Group Inc.	12	476	A
True Religion Apparel Inc.	48	976	A
Wolverine World Wide Inc.	92	2,535

		28,748

Consumer Staples — 2.7%

Food and Staples Retailing — 1.2%
Ruddick Corp.	17	524
Spartan Stores Inc.	46	1,504
Winn-Dixie Stores Inc.	138	4,035	A

		6,063

Food Products — 0.4%
Pilgrim’s Pride Corp.	31	1,172
Sanderson Farms Inc.	26	1,177

		2,349

Tobacco — 1.1%
Alliance One International Inc.	193	1,944	A
Universal Corp.	32	1,925
Vector Group Ltd.	77	1,744

		5,613

Energy — 7.1%
Energy Equipment and Services — 3.4%
Cal Dive International Inc.	35	580	A
Grey Wolf Inc.	653	5,383	A
Gulfmark Offshore Inc.	35	1,777	A
Oil States International Inc.	44	1,821	A
Parker Drilling Co.	326	3,433	A
W-H Energy Services Inc.	70	4,340	A

		17,334

Oil, Gas and Consumable Fuels — 3.7%
Alon USA Energy Inc.	154	6,791
Delek US Holdings Inc.	98	2,600
Holly Corp.	89	6,581
Swift Energy Co.	75	3,225	A

		19,197

	Shares	Value

Common Stocks and Equity Interests — Continued

Financials — 13.3%

Commercial Banks — 2.0%
Banner Corp.	24	$800
Credicorp Ltd.	53	3,248
First Regional Bancorp	7	165	A
FirstMerit Corp.	27	574
Greene Bancshares Inc.	3	100
Hancock Holding Co.	31	1,160
Integra Bank Corp.	16	343
Southwest Bancorp Inc.	27	642
Sterling Bancshares Inc.	180	2,031
UMB Financial Corp.	21	760
Vineyard National Bancorp Co.	13	305
Virginia Commerce Bancorp Inc.	19	319	A
West Coast Bancorp	5	146

		10,593

Consumer Finance — 1.5%
Advance America Cash Advance Centers Inc.	11	192
Cash America International Inc.	22	884
Dollar Financial Corp.	87	2,466	A
EZCORP Inc.	189	2,504	A
World Acceptance Corp.	36	1,521	A

		7,567

Diversified Financial Services — 0.8%
KKR Financial Holdings LLC	165	4,110

Insurance — 4.2%
Aspen Insurance Holdings Ltd.	110	3,099
CNA Surety Corp.	39	734	A
Delphi Financial Group Inc.	26	1,078
First Mercury Financial Corp.	39	807	A
IPC Holdings Ltd.	92	2,959
Nationwide Financial Services Inc.	15	977
Platinum Underwriters Holdings Ltd.	78	2,697
Reinsurance Group of America Inc.	40	2,397
RLI Corp.	18	985
SeaBright Insurance Holdings	98	1,720	A
Zenith National Insurance Corp.	92	4,354

		21,807

Real Estate Investment Trusts (REITs) — 2.6%
Ashford Hospitality Trust	207	2,433
FelCor Lodging Trust Inc.	162	4,212
National Retail Properties Inc.	144	3,154
Newcastle Investment Corp.	81	2,037
NorthStar Realty Finance Corp.	69	866
OMEGA Healthcare Investors Inc.	25	396
Potlatch Corp.	9	405

		13,503

Real Estate Management and Development — 0.9%
Jones Lang LaSalle Inc.	35	3,938

	Shares	Value

Common Stocks and Equity Interests — Continued

Financials — Continued

Real Estate Management and Development — Continued
MI Developments Inc.	15	$543

		4,481

Thrifts and Mortgage Finance — 1.3%
FirstFed Financial Corp.	117	6,615	A

Health Care — 13.7%
Biotechnology — 2.7%
Angiotech Pharmaceuticals Inc.	297	2,110	A
Cephalon Inc.	26	2,098	A
Cubist Pharmaceuticals Inc.	150	2,962	A
LifeCell Corp.	71	2,175	A
Ligand Pharmaceuticals Inc.	71	485
OSI Pharmaceuticals Inc.	116	4,190	A

		14,020

Health Care Equipment and Supplies — 3.2%
CONMED Corp.	16	466	A
Cutera Inc.	115	2,868	A
Haemonetics Corp.	85	4,488	A
ICU Medical Inc.	4	155	A
IRIS International Inc.	67	1,135	A
Medical Action Industries Inc.	2	37	A
Mentor Corp.	54	2,193
STERIS Corp.	123	3,748
West Pharmaceutical Services Inc.	26	1,216
Zoll Medical Corp.	16	361	A

		16,667

Health Care Providers and Services — 3.8%
Amedisys Inc.	148	5,387	A
AMERIGROUP Corp.	113	2,694	A
Healthspring Inc.	20	387	A
LHC Group Inc.	99	2,590	A
Medcath Corp.	92	2,935	A
Molina Healthcare Inc.	37	1,127	A
Res-Care Inc.	16	336	A
WellCare Health Plans Inc.	43	3,865	A

		19,321

Health Care Technology — 0.3%
Omnicell Inc.	47	983	A
Phase Forward Inc.	37	626	A

		1,609

Life Sciences Tools and Services — 1.0%
Pharmanet Development Group Inc.	155	4,941	A

Pharmaceuticals — 2.7%
Alpharma Inc.	212	5,504
Aspreva Pharmaceuticals Corp.	78	1,347	A
K-V Pharmaceutical Co.	40	1,098	A
Par Pharmaceutical Cos. Inc.	9	246	A

	Shares	Value

Common Stocks and Equity Interests — Continued

Health Care — Continued

Pharmaceuticals — Continued
Perrigo Co.	93	$1,829
Sciele Pharma Inc.	44	1,034	A
SuperGen Inc.	67	371	A
Valeant Pharmaceuticals International	100	1,664
ViroPharma Inc.	73	1,009	A

		14,102

Industrials — 16.0%

Aerospace and Defense — 0.8%
Ceradyne Inc.	54	3,979	A

Air Freight and Logistics — 0.7%
Hub Group Inc.	100	3,509	A

Airlines — 0.1%
SkyWest Inc.	33	784

Building Products — 0.5%
Lennox International Inc.	70	2,400

Commercial Services and Supplies — 8.0%
ABM Industries Inc.	85	2,191
Administaff Inc.	121	4,061
CDI Corp.	10	306
Consolidated Graphics Inc.	17	1,171	A
Deluxe Corp.	91	3,708
Ennis Inc.	18	416
Heidrick and Struggles International Inc.	12	635	A
Herman Miller Inc.	117	3,685
IKON Office Solutions Inc.	282	4,408
Interface Inc.	118	2,227
Kelly Services Inc.	12	327
Knoll Inc.	91	2,036
Korn/Ferry International	124	3,254	A
Labor Ready Inc.	74	1,704	A
Spherion Corp.	183	1,722	A
Standard Parking Corp.	24	833	A
Steelcase Inc.	90	1,660
Team Inc.	7	328	A
United Stationers Inc.	37	2,432	A
Viad Corp.	66	2,766
Volt Information Sciences Inc.	79	1,463	A

		41,333

Electrical Equipment — 2.6%
A.O. Smith Corp.	95	3,774
Acuity Brands Inc.	23	1,362
AZZ Inc.	16	535	A
EnerSys	50	908	A
GrafTech International Ltd.	151	2,536	A
Regal-Beloit Corp.	45	2,094
The Genlyte Group Inc.	32	2,513	A

		13,722

	Shares	Value

Common Stocks and Equity Interests — Continued

Industrials — Continued

Machinery — 1.9%
Accuride Corp.	38	$581	A
Columbus McKinnon Corp.	15	467	A
Freightcar America Inc.	109	5,207
Lincoln Electric Holdings Inc.	23	1,715
Robbins and Myers Inc.	9	499
Wabtec Corp.	37	1,363

		9,832

Marine — 0.6%
Horizon Lines Inc.	100	3,276

Trading Companies and Distributors — 0.8%
Applied Industrial Technologies Inc.	133	3,911
Kaman Corp.	4	134

		4,045

Information Technology — 16.4%
Communications Equipment — 3.4%
3Com Corp.	771	3,185	A
Avocent Corp.	101	2,939	A
CommScope Inc.	125	7,304	A
Comtech Telecommunications Corp.	37	1,699	A
Netgear Inc.	70	2,530	A

		17,657

Electronic Equipment and Instruments — 3.4%
Anixter International Inc.	40	2,988	A
AVX Corp.	109	1,826
Benchmark Electronics Inc.	163	3,682	A
Insight Enterprises Inc.	35	788	A
KEMET Corp.	168	1,183	A
Plexus Corp.	129	2,957	A
Technitrol Inc.	57	1,634
TTM Technologies Inc.	138	1,798	A
Zygo Corp.	54	766	A

		17,622

Internet Software and Services — 1.1%
Imergent Inc.	15	360
Interwoven Inc.	101	1,412	A
United Online Inc.	225	3,715

		5,487

IT Services — 0.6%
MPS Group Inc.	202	2,705	A
Sykes Enterprises Inc.	22	416	A

		3,121

Semiconductors and Semiconductor Equipment — 5.3%
Amkor Technology Inc.	191	3,014	A
Applied Micro Circuits Corp.	428	1,071	A
Brooks Automation Inc.	117	2,120	A
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	332	2,390	A

	Shares	Value

Common Stocks and Equity Interests — Continued

Information Technology — Continued

Semiconductors and Semiconductor Equipment — Continued
Micrel Inc.	186	$2,365
MKS Instruments Inc.	65	1,792	A
ON Semiconductor Corp.	544	5,827	A
Varian Semiconductor Equipment Associates Inc.	112	4,497	A
Zoran Corp.	229	4,585	A

		27,661

Software — 2.6%
Aspen Technology Inc.	214	3,002	A
Blackbaud Inc.	71	1,570
Jack Henry and Associates Inc.	41	1,048
Mentor Graphics Corp.	22	287	A
MICROS Systems Inc.	18	1,001	A
Progress Software Corp.	23	731	A
Sybase Inc.	247	5,889	A

		13,528

Materials — 9.8%

Chemicals — 3.1%
CF Industries Holdings Inc.	70	4,163
H.B. Fuller Co.	155	4,632
Koppers Holdings Inc.	98	3,304
Spartech Corp.	24	637
Terra Industries Inc.	140	3,556	A

		16,292

Construction Materials — 0.8%
Eagle Materials Inc.	80	3,926

Containers and Packaging — 1.8%
Greif Inc.	57	3,398
Packaging Corp. of America	122	3,085
Rock-Tenn Co.	30	952
Silgan Holdings Inc.	31	1,719

		9,154

Metals and Mining — 3.8%
Carpenter Technology Corp.	10	1,329
Chaparral Steel Co.	60	4,312
Cleveland-Cliffs Inc.	37	2,843
Commercial Metals Co.	167	5,649
Gerdau Ameristeel Corp.	110	1,602
Reliance Steel and Aluminum Co.	70	3,961

		19,696

Paper and Forest Products — 0.3%
Neenah Paper Inc.	38	1,580

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.0%
Alaska Communications Systems Group Inc.	51	803
Cincinnati Bell Inc.	611	3,531	A

	Shares	Value

Common Stocks and Equity Interests — Continued

Telecommunication Services — Continued

Diversified Telecommunication Services — Continued
PAETEC Holding Corp.	97	$1,091	A

		5,425

Wireless Telecommunication Services — 1.0%
Centennial Communications Corp.	108	1,022	A
Rural Cellular Corp.	37	1,638	A
U.S. Cellular Corp.	17	1,540	A
USA Mobility Inc.	30	803	A

		5,003

Utilities — 3.0%

Electric Utilities — 1.5%
El Paso Electric Co.	88	2,150	A
Portland General Electric Co.	201	5,527

		7,677

Gas Utilities — 1.0%
Energen Corp.	97	5,310

Multi-Utilities — 0.5%
Black Hills Corp.	66	2,632

Total Common Stocks and Equity Interests (Cost — $436,135)		518,845

Total Investments — 100.3% (Cost — $436,135)B		518,845
Other Assets Less Liabilities — (0.3)%		(1,759)

Net Assets — 100.0%		$517,086

Net Asset value per share:
Institutional Class		$11.78

Financial Intermediary Class		$11.62

N.M.	Not Meaningful.
A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$100,313

Gross unrealized depreciation	(17,603)
Net unrealized appreciation/ (depreciation)	$82,710

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date: August 28, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date: August 17, 2007